N-2	May 31, 2023
Cover [Abstract]
Entity Central Index Key	0001143513
Amendment Flag	false
Securities Act File Number	814-00237
Document Type	8-K
Entity Registrant Name	GLADSTONE CAPITAL CORP
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	6.25% Series A Cumulative Redeemable Preferred Stock
Security Dividends [Text Block]
Dividends
Investors will be entitled to receive preferential cumulative cash dividends on the Series A Preferred Stock at a rate of 6.25% per annum of the Liquidation Preference (equivalent to $1.5625 per annum per share). Except as provided below, beginning on the date of issuance, dividends on the Series A Preferred Stock will be payable monthly in arrears. Dividends on the Series A Preferred Stock will be cumulative from the end of the most recent dividend period for which dividends have been paid or, if no dividends have been paid, from the date of issuance and shall be payable monthly in arrears on or about the fifth day of the subsequent month or such later date as designated by the Board. If a share of Series A Preferred Stock is issued after the record date for the dividend period in which such share is issued, dividends on such share will accrue and be cumulative from the beginning of the first dividend period commencing after its issuance.
Repurchase at Option of the Company
Except in limited circumstances, including those related to the Company maintaining the “Asset Coverage” required by Sections 18 and 61 of the 1940 Act, the Company may not redeem the Series A Preferred Stock prior to the earlier of (1) the one-year
anniversary of the Termination Date and (2) January 1, 2027. On or after such earlier date, the Company may, at its option, redeem the Series A Preferred Stock, in whole or in part, at any time or from time to time, by cash payment of $25.00 per share, plus an amount equal to any accumulated and unpaid dividends to but excluding the date of redemption.
Repurchase at Option of Stockholders
Subject to certain limitations, at the request of holders of the Series A Preferred Stock, the Company will repurchase, in each quarter, up to 5% of the then outstanding Series A Preferred Stock (by number of shares outstanding), calculated as of the end of the previous calendar quarter. Repurchases will be at a price per Share equal to the Liquidation Preference plus accrued and unpaid dividends, except that shares that have been outstanding for less than one year will be subject to an early repurchase discount of 10% (or at a price of $22.50 per Share), shares that have been outstanding for at least one year but less than two years will be subject to an early repurchase discount of 6% (or at a price of $23.50 per Share), and shares that have been outstanding for at least two years but less than three years will be subject to an early repurchase discount of 3% (or at a price of $24.25 per Share).

Security Voting Rights [Text Block]
Voting Rights
Except as otherwise provided in the Company’s charter, (1) each holder of Series A Preferred Stock will be entitled to one vote for each Share held by such holder on each matter submitted to a vote of our stockholders and (2) the holders of all outstanding series of our Preferred Stock, including the Series A Preferred Stock, and common stock will vote together as a single class; provided that holders of Preferred Stock, voting separately as a class, will elect at least two of our directors and will be entitled to elect a majority of our directors if we fail to pay dividends on any outstanding shares of Preferred Stock in an amount equal to two full years of dividends and continuing until we correct that failure. Holders of Series A Preferred Stock will also vote separately as a class on any matter that materially and adversely affects any privilege, preference, right or power of the Series A Preferred Stock or the holders thereof. The Series A Preferred Stock will have no conversion rights.
(ii) the holders of the Series A Preferred Stock, together with the holders of the any future series of preferred stock, have the right to elect two directors of the Company;
Security Liquidation Rights [Text Block]
Liquidation Preference
In the event of any liquidation, dissolution or winding up of the Company’s affairs, holders of the Series A Preferred Stock will have the right to receive the Liquidation Preference, plus any accumulated and unpaid dividends up to but excluding the date of payment, but without interest, before any payment is made to the holders of Common Stock or any other class or series of capital stock ranking junior to the Series A Preferred Stock.
(iv) the Series A Preferred Stock have a liquidation preference equal to $25.00 per share (“Liquidation Preference”) plus accrued but unpaid dividends in the event of an acquisition, dissolution, liquidation or winding up of the Company;
Preferred Stock Restrictions, Arrearage [Text Block]	Supplementary (as defined below) materially impacts the rights of the holders of the Company’s common stock, par value $0.001 per share (the “Common Stock”) as follows: (i) the Series A Articles Supplementary prohibit the Company from issuing dividends or making distributions to the holders of its Common Stock while any shares of Series A Preferred Stock are outstanding, unless all accumulated and unpaid dividends on the Series A Preferred Stock are paid in their entirety;(iii) in the event that the Company owes accumulated dividends, whether or not earned or declared, on its Series A Preferred Stock equal to at least two full years of dividends, the holders of the Series A Preferred Stock have the right to elect a majority of the Board;